Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting Information [Line Items]
Total Revenue	$ 28,790	$ 33,678	$ 69,051	$ 65,510
Asia
Segment Reporting Information [Line Items]
Total Revenue	16,579	21,314	42,344	43,731
Europe
Segment Reporting Information [Line Items]
Total Revenue	11,756	12,364	26,252	21,779
United states
Segment Reporting Information [Line Items]
Total Revenue	$ 455	$ 0	$ 455	$ 0